Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements [Abstract]
Debt Maturities Maximum Period	2061
Debt Maturities Minimum Period	2016
Unrealized gains and immaterial unrealized losses in AOCI, before tax	$ 1.0	$ 0.8		$ 0.8	$ 0.9
Unrealized gains and immaterial unrealized losses in AOCI, after tax	(0.7)	(0.5)		0.5	0.6
Unrealized gains or losses are expected to be transferred to earnings in the next twelve months.		0.4		0.4
Unrealized gains or losses expected to be realized over next twelve months, net of tax		0.2		0.2
Percent of inputs to the fair value of derivative instruments from quoted market prices	98.00%			97.00%
Gross additions to our existing landfill and asbestos AROs	0.6		1.2	1.5
Gross additions to our existing landfill and asbetos AROs (Net of Tax)		(1.6)		(1.0)
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	0.6			0.4
AvailableForSaleSecuritiesGross Realized Gains Losses Sale Proceeds Net of Tax	(0.4)			0.2
Increase (Decrease) in Asset Retirement Obligations				$ 2.4